OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Primary industries for produced PCB) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Defense and aerospace equipment	73.00%	65.00%	51.00%
Medical equipment	7.00%	6.00%	7.00%
Industrial equipment	9.00%	13.00%	14.00%
Distributors, contract electronic manufacturers and others	11.00%	16.00%	28.00%
Printed circuit boards	100.00%	100.00%	100.00%